Note 12 - Income Taxes (Detail) - Unrecognized Tax Benefits (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 13, 2012	Dec. 13, 2011
Balance at January 1	$ 126,800	$ 235,100	$ 66,000	$ 126,800
Additions based on tax positions of prior years	11,100	23,000
Reductions for tax positions of prior years		(200)
Reductions due to the statute of limitation	(71,900)	(82,300)
Settlements		(48,800)
Balance at December 31	$ 66,000	$ 126,800	$ 66,000	$ 126,800